4. PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
4. PROPERTY AND EQUIPMENT

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment as of September 30, 2017 and December 31, 2016 is summarized as follows:

	September 30, 2016	December 31, 2016
Computers	$125,089	$72,124
Office equipment	44,253	36,850
Subtotal	169,342	108,974
Less accumulated depreciation	(52,497)	(31,652)
Property and equipment, net	$116,845	$77,322

Depreciation expense for the three and nine months ended September 30, 2017 was $9,410 and $21,344, respectively; and $5,499 and $14,224 for the three and nine months ended September 30, 2016, respectively.

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2016 and 2015 is summarized as follows:

	2016	2015
Computers	$72,124	$58,141
Office equipment	36,850	27,083
Subtotal	108,974	85,224
Less accumulated depreciation	(31,652)	(12,201)
Property and equipment, net	$77,322	$73,023

Depreciation expense for the year ended December 31, 2016 and 2015 was $19,451 and $10,174, respectively.